April 8, 2003

                              DREYFUS PREMIER STOCK FUNDS
                           -- DREYFUS PREMIER INTERNATIONAL
                                    SMALL CAP FUND

                               SUPPLEMENT TO PROSPECTUS
                                DATED JANUARY 31, 2003

     THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE:"

     The average annual total return of the Fund's Class B shares, before taxes, for the five-year period ending December 31, 2002 was 7.84%.

     THE   FOLLOWING   INFORMATION  SUPPLEMENTS  AND  SUPERSEDES  ANY  CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND' S PROSPECTUS ENTITLED "MANAGEMENT":

     Effective April 4, 2003, the fund's primary portfolio manager is Daniel B. LeVan, CFA. Mr. LeVan is a vice president of Standish Mellon and serves as a portfolio manager and is responsible for international small cap quantitative research.

     The information concerning Joseph J. Schirripa in the section entitled "Management" is deleted because he is no longer a portfolio manager of the fund.

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